Note 7 - Impaired Loans by Class (Details) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015
Commercial And Industrial [Member]
Recorded investment, with no related allowance	$ 601	$ 1,027
Unpaid principal balance, with no related allowance	600	1,025
Recorded investment, with related allowance	282	781
Unpaid principal balance, with related allowance	282	781
Related allowance	149	388
Recorded investment	883	1,808
Unpaid principal balance	882	1,806
Real Estate Construction Porfolio Segment [Member] | Residential Loan [Member]
Recorded investment, with related allowance	658
Unpaid principal balance, with related allowance	657
Related allowance	30
Real Estate Construction Porfolio Segment [Member]
Recorded investment, with no related allowance	1,082	1,657
Unpaid principal balance, with no related allowance	1,079	1,651
Recorded investment, with related allowance	34	130
Unpaid principal balance, with related allowance	34	130
Related allowance	34	130
Recorded investment	1,116	1,787
Unpaid principal balance	1,113	1,781
Real Estate Mortgage Portfolio Segment [Member] | Residential Loan [Member]
Recorded investment, with no related allowance	2,881	2,445
Unpaid principal balance, with no related allowance	2,878	2,443
Recorded investment, with related allowance		1,436
Unpaid principal balance, with related allowance		1,436
Related allowance	30	276
Recorded investment	3,539	3,881
Unpaid principal balance	3,535	3,879
Real Estate Mortgage Portfolio Segment [Member] | Commercial Loans [Member]
Recorded investment, with no related allowance	2,255	2,337
Unpaid principal balance, with no related allowance	2,249	2,335
Recorded investment, with related allowance		3,862
Unpaid principal balance, with related allowance		3,846
Related allowance	112	39
Recorded investment	9,411	6,199
Unpaid principal balance	9,390	6,181
Consumer Portfolio Segment [Member]
Recorded investment, with no related allowance	5
Unpaid principal balance, with no related allowance	5
Recorded investment, with related allowance		6
Unpaid principal balance, with related allowance		6
Recorded investment	5	6
Unpaid principal balance	5	6
Commercial Loans [Member]
Recorded investment, with related allowance	7,156
Unpaid principal balance, with related allowance	7,141
Related allowance	112
Recorded investment, with no related allowance	6,824	7,466
Unpaid principal balance, with no related allowance	6,811	7,454
Recorded investment, with related allowance	8,130	6,215
Unpaid principal balance, with related allowance	8,114	6,199
Related allowance	325	833
Recorded investment	14,954	13,681
Unpaid principal balance	$ 14,925	$ 13,653